Investment in associates and joint ventures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investment in associates and joint ventures [line items]
Impairment loss	$ 1	$ 0	$ 0
American Associate
Disclosure of investment in associates and joint ventures [line items]
Impairment loss		$ 4